SUBSEQUENT EVENTS (Details)	May 06, 2026
Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Description of subsequent event	the Second Amendment to the Business Combination Agreement with (i) Blockfusion, (ii) Pubco and (iii) the Merger Subs, which amends the Blockfusion BCA to: (i) increase the post-Closing incentive plan from eight percent (8%) of the aggregate number of shares of Pubco Common Stock issued and outstanding immediately after the Closing to twelve percent (12%) of the aggregate number of shares of Pubco Common Stock issued and outstanding immediately after the Closing, (ii) amend the listing exchange requirements for the Pubco Class A Common Stock (as defined in the Blockfusion BCA) upon the Closing, and (iii) extend the Outside Date (as defined in the Blockfusion BCA).